DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION (Details)				1 Months Ended	3 Months Ended
	May. 14, 2015 bbl / d mi	Sep. 16, 2014 bbl / d	May. 14, 2014 shares	May. 31, 2014 LACT	Mar. 31, 2015 refinery shares	Dec. 31, 2013 LACT
PBF Energy Inc. [Member] | PBF LLC [Member]
Equity Method Investment, Ownership Percentage					94.30%
PBF Holding Company LLC [Member]
Number Of Refineries | refinery					3
Toledo Truck Unloading Terminal [Member]
Number Of Lease Automatic Custody Transfer Unit | LACT						1
Number Of Lease Automatic Custody Transfer Units, Additions | LACT				2
Delaware City West Heavy Crude Unloading Rack [Member]
Oil And Gas Plant, Unloading Capacity		40,000
Delaware City Truck Rack [Member]
Oil And Gas Plant, Unloading Capacity	76,000
Number Of Unloading Lanes	15
Delaware City Products Pipeline [Member]
Oil and Gas, Pipeline miles | mi	23.4
Oil and Gas, Pipeline Diameter	16
Oil And Gas Plant, Pipeline Capacity	125,000
Common Units [Member]
Partners' Capital Account, Units, Sold in Public Offering | shares					15,812,500
IPO [Member] | Common Units [Member]
Partners' Capital Account, Units, Sold in Public Offering | shares			15,812,500
Over-Allotment Option [Member] | Common Units [Member]
Partners' Capital Account, Units, Sold in Public Offering | shares			2,062,500
PBF LLC [Member] | Limited Partner, Affiliate [Member]
Limited Partners' Capital Account, Ownership Percentage					52.10%
Subsequent Event [Member] | Delaware City Truck Rack [Member]
Oil And Gas Plant, Unloading Capacity	76,000
Number Of Unloading Lanes	15
Subsequent Event [Member] | Delaware City Products Pipeline [Member]
Oil and Gas, Pipeline miles | mi	23.4
Oil and Gas, Pipeline Diameter	16
Oil And Gas Plant, Pipeline Capacity	125,000